Restricted Net Assets	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Restricted Net Assets

24. Restricted Net Assets

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries, VIE and subsidiaries of VIE can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the general reserve fund and the statutory surplus fund respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries, VIE and subsidiaries of VIE are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans, or advances, which restricted portion amounted to RMB370.5 million as of December 31, 2024. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. Even though the Company currently does not require any such dividends, loans, or advances from the PRC subsidiaries, VIE and subsidiaries of VIE for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries, VIE and subsidiaries of VIE due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

The Company performed a test on the restricted net assets of its consolidated subsidiaries, VIE and subsidiaries of VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to the Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company (Note 25) for the years ended December 31, 2022, 2023 and 2024. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries, VIE and subsidiaries of VIE under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries, VIE, and subsidiaries of VIE” and the loss of the subsidiaries, VIE and subsidiaries of VIE is included in “Equity in loss of subsidiaries, VIE and subsidiaries of VIE” in the condensed statements of operations and comprehensive loss.